Income taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Taxable income	$ (4,274)		$ (979)
Operating losses carry forward	$ 3,500,000			$ 10,600,000
Percentage of allowance of deferred tax assets	100.00%
Allowance on deferred tax assets on operating losses	$ 600,808			675,460
Uncertain tax positions	0			0
Interest and penalties tax	0		$ 0
Malaysia Subsidiaries [Member]
Allowance on deferred tax assets on operating losses	$ 600,000			$ 700,000
SINGAPORE
Income tax description	The applicable tax rate is 17% in Singapore, with 75% of the first approximately $8,000 (SGD 10,000) taxable income and 50% of the next approximately $144,000 (SGD 190,000) taxable income are exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first approximately $8,000 (SGD 10,000) taxable income and 50% of the next approximately $144,000 (SGD 190,000) taxable income are exempted from income tax.
SINGAPORE | 75% [Member]
Taxable income	$ 8,000	$ 10,000
SINGAPORE | 50% [Member]
Taxable income	$ 144,000	$ 190,000
MALAYSIA
Foreign income tax rate	24.00%	24.00%